Events After the Reporting Period (Details)					6 Months Ended		12 Months Ended
	Oct. 30, 2024 AUD ($)	Oct. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2024 $ / shares	Oct. 04, 2022 shares	Sep. 26, 2022 shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares
Events After the Reporting Period [Line Items]
Current liabilities (in Dollars)					$ 6,278,655		$ 3,866,065	$ 1,364,525
New shares issued (in Shares) | shares		1,300,000								20,000	746,268
Issue price per share (in Dollars per share) | (per share)									$ 4			$ 1.92	$ 1.34
Issued shares value before costs					$ 7,913,463			$ 1,431,162
Additional convertible notes			$ 1,000,000
Maturity date			December 31, 2024
Shareholder loan			$ 2,015,687
Initial Public Offerig [Member]
Events After the Reporting Period [Line Items]
Additional convertible notes			$ 150,000	$ 25,000
Loans from Shareholders [Member]
Events After the Reporting Period [Line Items]
Current liabilities (in Dollars)							$ 1,923,000
Forecast [Member] | Initial Public Offerig [Member]
Events After the Reporting Period [Line Items]
New shares issued (in Shares) | shares		1,300,000
Issue price per share (in Dollars per share) | $ / shares		$ 4
Issued shares value before costs	$ 7,950,000	$ 5,200,000